Unit-based Compensation - Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend yield	0.00%
Class C units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend yield	0.00%
Expected volatility, minimum	50.40%
Expected volatility, maximum	52.70%
Risk-free rate of return, minimum	1.50%
Risk-free rate of return, maximum	3.11%
Expected term (years)	5 years